EQUITY AND SHARE BASED PAYMENTS (Schedule of Information in Respect of Options and Restricted Shares Granted) (Details)	12 Months Ended
Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,029,423
Number of options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	36,108,430
Shares issued upon exercises and vesting	(6,574,778)
Cancelled upon net exercises, expiration and forfeitures	(22,504,229)
Outstanding	7,029,423
Exercisable	4,071,714
Number of options [Member] | Vest in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	1,788,172
Number of options [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	800,789
Number of options [Member] | Vest in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	368,748
Number of RSAs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	5,907,609
Shares issued upon exercises and vesting	(3,229,106)
Cancelled upon net exercises, expiration and forfeitures	(1,671,080)
Outstanding	1,007,423
Number of RSAs [Member] | Vest in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	611,551
Number of RSAs [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	263,183
Number of RSAs [Member] | Vest in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	132,689